LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASE ARRANGEMENTS

NOTE 9. LEASE ARRANGEMENTS

During 2024 and 2023, we leased office premises and automobile for operational use with lease terms of 2 to 5 years that expire at various dates through 2027. We do not have purchase options to acquire the leasehold office premises and automobile at the end of the lease terms.

Right-of-use assets

Right-of-use assets consist of the following:

	December 31
(in US$ thousands)	2024	2023
Carrying amount:
Office premise	$450	$931
Automobile	34	13
	$484	$944

Lease liabilities

	December 31
(in US$ thousands)	2024	2023
Carrying amount:
Current portion (classified under other current liabilities)	$416	$475
Noncurrent portion	84	495
	$500	$970

Discount rates for the existing lease liabilities ranged from 1.44% to 3.6% as of December 31, 2024, and from 1.44% to 3.6% as of December 31, 2023.

Supplemental information

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2024	2023
Cash paid for operating leases	$481	$491
Operating lease expenses	$499	$495

	As of December 31
(in US$ thousands)	2024	2023
Lease liabilities arising from obtaining right-of-use assets	$49	$116
Weighted-average remaining lease term	1.18 years	2.04 years
Weighted-average discount rate	1.60%	1.60%

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2024:

(in US$ thousands)	Operating Leases
Year
2025	$421
2026	81
2027	3
Total minimum lease payments	505
Less: amount of lease payments representing interest	(5)
Present value of future minimum lease payments	500
Less: current obligation under leases	(416)
Non-current lease obligations	$84